FINANCIAL OBLIGATIONS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deposits From Financial Obligations [Abstract]
Amount of financial obligation	$ 7,219,765	$ 8,850,661
Short Term Obligations, Simultaneous and Repo Operations	2,306,037	2,272,496
Guaranteed with Investments	4,663,828	3,400,677
Amount of borrowings	3,203,170	2,790,581
Bond issued	$ 18,772,405	$ 18,118,282